Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other liabilities [abstract]
Summary of Other Liabilities
17 Other liabilities

Other liabilities by type
	2018	2017
Net defined benefit liability	421	476
Other post-employment benefits	76	87
Other staff-related liabilities	473	504
Other taxation and social security contributions	403	479
Accrued interest and rents[1]	61	3,606
Costs payable	2,272	2,599
Share-based payment plan liabilities	9	23
Amounts to be settled	6,098	5,017
Other	3,697	3,273
	13,510	16,064